Cover Document	Feb. 15, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 15, 2023
Entity Registrant Name	ALBEMARLE CORPORATION
Entity Incorporation, State or Country Code	VA
Entity File Number	001-12658
Entity Tax Identification Number	54-1692118
Entity Address, Address Line One	4250 Congress Street, Suite 900
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28209
City Area Code	980
Local Phone Number	299-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	COMMON STOCK, $.01 Par Value
Trading Symbol	ALB
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0000915913